INSURANCE	12 Months Ended
Dec. 31, 2020
INSURANCE
INSURANCE

NOTE 29 — INSURANCE

The subsidiaries have insurance coverage determined by management with the assistance of specialists’ advice, taking into consideration the nature and the level of risk, in amounts that cover significant losses on their assets and/or liabilities. The main types of insurance are as follows:

Type	Scope	2020	2019
Assets	Inventories and property, plant and equipment items are insured against fire, electrical damage, explosion, machine breakage and overflow (leakage of material in fusion state).	82,836,077	61,187,789
Business Interruption	Net income plus fixed expenses	11,146,083	11,381,183
Civil Liability	Industrial operations	711,948	652,973